Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 13,979,217	$ 20,235,227
Restricted cash	26,319	100,764
Trade receivables	5,316,983	5,630,805
Other current assets	2,633,799	1,665,571
Withholding tax receivable, net	366,884	607,221
Inventories	381,155	506,403
Amounts due from related parties	13,086	2,172,638
Assets held for sale		201,963
Total current assets	22,717,443	31,120,592
Non-current assets:
Restricted cash	1,496,236	1,608,762
Property, plant and equipment	3,280,470	4,043,725
Right-of-use assets	2,588,540	2,688,208
Intangible assets, net	2,684,655	2,836,250
Goodwill	411,862	411,862
Withholding tax receivable, net	1,504,543	1,617,625
Deferred tax assets, net	1,110,164	1,085,477
Other non-current assets	390,065	402,447
Total non-current assets	13,466,535	14,694,356
Total assets	36,183,978	45,814,948
Current liabilities:
Trade and other payables	3,047,534	3,016,850
Borrowings	187,288	337,241
Borrowing from a related party		3,104,149
Current portion of operating lease liabilities	1,457,783	1,239,066
Current portion of finance lease liabilities	53,055	108,597
Other current liabilities	1,764,636	3,171,643
Amounts due to related parties	139,557	2,898,506
Liabilities directly associated with the assets held for sale		130,876
Total current liabilities	6,649,853	14,006,928
Non-current liabilities:
Borrowings		44,410
Operating lease liabilities	1,124,195	1,455,857
Finance lease liabilities	203,127	218,996
Provision for employee benefits	4,591,555	4,935,982
Total non-current liabilities	5,918,877	6,655,245
Total liabilities	12,568,730	20,662,173
Equity
Ordinary shares – par value $0.12 authorized 300,000,000 shares, issued and outstanding 10,237,282 shares at June 30, 2024; issued and outstanding 9,830,373 shares at December 31, 2023	1,228,509	1,179,680
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	82,011,907	80,983,164
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(60,188,269)	(58,340,675)
Accumulated other comprehensive income	209,422	985,120
Capital & reserves attributable to equity holders of the Company	23,686,105	25,231,825
Non-controlling interests	(70,857)	(79,050)
Total equity	23,615,248	25,152,775
Total liabilities and equity	$ 36,183,978	$ 45,814,948